Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning balance | shares	542,499	542,499
Number of options, Granted | shares	0	0
Number of options, Exercised | shares	(12,687)	(12,687)
Number of options, Forfeited/Cancelled | shares	(29,010)	(29,010)
Number of options, Outstanding, Ending balance | shares	500,802	500,802		542,499
Number of options, Vested and expected to vest, Ending balance | shares	493,422
Number of options, Exercisable, Ending balance | shares	320,661
Weighted average exercise price, Outstanding, Beginning balance	$ 41.55
Weighted average exercise price, Exercised	22.83
Weighted average exercise price, Forfeited	49.61
Weighted average exercise price, Outstanding, Ending balance	41.56		$ 41.55
Weighted average exercise price, Vested and expected to vest	41.71
Weighted average exercise price, Exercisable	45.01
Weighted average grant date fair value, Outstanding, Beginning balance	19.33
Weighted average grant date fair value, Outstanding, Granted			16.89		$ 19.82
Weighted average fair value per option exercised	13.92
Weighted average grant date fair value, Outstanding, Forfeited/Cancelled	28.92
Weighted average grant date fair value, Outstanding, Ending balance	17.65		$ 19.33
Weighted average grant date fair value, Vested or expected to vest	17.77
Weighted average grant date fair value, Exercisable	$ 20.66
Weighted average remaining contractual term	6 years 8 months 23 days	6 years 8 months 23 days		7 years 7 months 2 days
Weighted average remaining contractual term, Exercised	2 years 5 months 1 day	2 years 5 months 1 day
Weighted average remaining contractual term, Vested and expected to vest	6 years 8 months 19 days	6 years 8 months 19 days
Weighted average remaining contractual term, Exercisable	6 years 5 months 23 days	6 years 5 months 23 days
Aggregate intrinsic value of share options, Outstanding | $	$ 46		$ 258
Aggregate intrinsic value of options, Exercised	71	¥ 520		¥ 40		¥ 470
Aggregate intrinsic value of share options, Vested and expected to vest | $	46
Aggregate intrinsic value of share options, Exercisable | $	$ 46